Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Summary of share option activity	A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2022		2021
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	1,077,840	$66.64	1,316,994	$53.64
Assumed in Norbord Acquisition (note 3)	—	—	887,961	51.85
Granted	124,566	123.63	171,975	92.79
Exercised	(351,448)	62.83	(1,284,284)	46.43
Expired / Cancelled	(9,653)	108.40	(14,806)	92.79
Outstanding - end of year	841,305	$76.19	1,077,840	$66.64
Exercisable - end of year	408,115	$62.71	563,102	$61.50

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the share options outstanding and exercisable at December 31, 2022 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$38.95 - $56.00	243,412	4.4	$49.59	190,087	$48.00
$64.50 - $73.99	284,745	6.0	68.40	149,270	69.71
$85.40 - $92.79	193,467	7.3	90.70	68,758	88.16
$123.63	119,681	9.1	123.63	—	n/a
	841,305	6.3	$76.19	408,115	$62.71

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about the share options outstanding and exercisable at December 31, 2022 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$38.95 - $56.00	243,412	4.4	$49.59	190,087	$48.00
$64.50 - $73.99	284,745	6.0	68.40	149,270	69.71
$85.40 - $92.79	193,467	7.3	90.70	68,758	88.16
$123.63	119,681	9.1	123.63	—	n/a
	841,305	6.3	$76.19	408,115	$62.71

Schedule of inputs to the option model
The inputs to the option model are as follows:

	2022	2021
Weighted-average share price on balance sheet date	CAD$98.20	CAD$120.68
Weighted average exercise price	CAD$76.19	CAD$66.64
Expected dividend	CAD$1.63	CAD$1.01
Expected volatility	45.15%	42.94%
Weighted average interest rate	3.77%	1.11%
Weighted average expected remaining life in years	4.14	6.44